SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2014
Selected Statement Of Income Data [Abstract]
Schedule Of Research and Development Expense [Table Text Block]
a.	Research and development costs, net:

	Year ended December 31,
	2012	2013	2014

Total costs	$7,916	$8,419	$9,017
Less - capitalized software costs	(4,969)	(4,713)	(4,267)

Research and development, net	$2,947	$3,706	$4,750

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
b.	Financial income (expenses), net:

Interest income net of bank charges	$20	$(170)	$(156)
Interest expenses related to liabilities in connection with acquisitions	(48)	(407)	(152)
Interest income from debt instruments	49	46	91
Loss arising from foreign currency translation and other	(11)	(153)	(1,569)

Financial income(expenses), net	$10	$(684)	$(1,786)